PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 07, 2024
Property, Plant and Equipment [Line Items]
Fair value of acquired furniture and fixtures as well as leasehold improvements			$ 86,353
Estimated useful lives			5 years
Depreciation expense	$ 611,088	$ 585,120
Depreciation expense allocated to inventory	480,443	477,591
Loss on disposal of assets	$ (7,446)	155,692
Right-of-use assets		$ 1,221,143